Additional paid in capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
		Weighted Average		Weighted Average
	Number of Options	Exercise Price	Number of Options	Exercise Price
Outstanding, beginning of period	5,236,401,500	$0.003	5,014,851,500	$0.002
Granted	30,500,000	$0.035	254,050,000	$0.028
Exercised	-	$-	(26,000,000)	$(0.003)
Cancelled / Expired	(13,500,000)	$(0.034)	(6,500,000)	$(0.015)
Outstanding, end of period	5,253,401,500	$0.004	5,236,401,500	$0.003

Exercisable, end of period	5,162,401,500	$0.003	5,154,901,500	$0.003

A summary of stock option activity is as follows:

	Year Ended		Year Ended
	December 31, 2019		December 31, 2018
		Weighted Average		Weighted Average
	Number of Options	Exercise Price	Number of Options	Exercise Price
Outstanding, beginning of period	5,014,851,500	$0.002	4,963,851,500	$0.002
Granted	254,050,000	$0.028	52,500,000	$0.015
Exercised	(26,000,000)	$(0.003)	-	$-
Cancelled	(6,500,000)	$(0.015)	(1,500,000)	$(0.015)
Outstanding, end of period	5,236,401,500	$0.003	5,014,851,500	$0.002

Exercisable, end of period	5,154,901,500	$0.003	4,987,851,500	$0.002

	Year Ended		Year Ended
	December 31, 2018		December 31, 2017
		Weighted Average		Weighted Average
	Number of Options	Exercise Price	Number of Options	Exercise Price
Outstanding, beginning of period	4,963,851,500	$0.002	4,962,301,500	$0.013
Granted	52,500,000	$0.015	6,500,000	$0.002
Cancelled	(1,500,000)	$0.015	(4,950,000)	$(0.061)
Outstanding, end of period	5,014,851,500	$0.002	4,963,851,500	$0.002

Exercisable, end of period	4,987,851,500	$0.002	4,958,201,500	$0.002

Schedule of Options Outstanding

	June 30, 2020			December 31, 2019
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value

May 30, 2020	-	$-	$-	10,000,000	$0.035	$-
July 1, 2021	4,365,001,300	$0.002	$0.037	4,365,001,300	$0.002	$0.015
November 27, 2022	6,950,000	$0.015	$0.024	7,200,000	$0.015	$0.002
January 31, 2023	40,500,000	$0.015	$0.024	40,500,000	$0.015	$0.002
June 13, 2023	5,000,000	$0.015	$0.024	5,000,000	$0.015	$0.002
October 1, 2023	300,000	$0.050	$-	300,000	$0.050	$-
February 3, 2024	10,000,000	$0.035	$0.004	10,000,000	$0.035	$-
March 14, 2024	9,150,000	$0.035	$0.004	9,150,000	$0.035	$-
April 12, 2024	560,000,200	$0.002	$0.037	560,000,200	$0.002	$0.015
April 12, 2024	3,900,000	$0.015	$0.024	4,150,000	$0.015	$0.002
April 12, 2024	200,000	$0.030	$0.009	200,000	$0.030	$-
May 6, 2024	13,000,000	$0.035	$0.004	13,000,000	$0.035	$-
May 17, 2024	40,000,000	$0.050	$-	40,000,000	$0.050	$-
May 17, 2024	25,400,000	$0.035	$0.004	27,900,000	$0.035	$-
June 17, 2024	5,000,000	$0.050	$-	5,000,000	$0.050	$-
June 17, 2024	5,000,000	$0.035	$0.004	5,000,000	$0.035	$-
August 16, 2024	2,500,000	$0.050	$-	2,500,000	$0.050	$-
September 6, 2024	1,000,000	$0.050	$-	1,000,000	$0.050	$-
September 17, 2024	5,000,000	$0.035	$0.004	5,000,000	$0.035	$-
October 3, 2024	3,500,000	$0.035	$0.004	3,500,000	$0.035	$-
October 24, 2024	2,000,000	$0.035	$0.004	2,000,000	$0.035	$-
December 11, 2024	120,000,000	$0.015	$0.024	120,000,000	$0.015	$0.002
April 1, 2025	10,000,000	$0.035	$0.004	-	$-	$-
May 31, 2025	20,000,000	$0.035	$0.004	-	$-	$-
Total	5,253,401,500	$0.004	$0.036	5,236,401,500	$0.003	$0.014
Weighted Average Remaining Contractual Life		1.48			1.96

The options outstanding at December 31, 2019 and 2018 were as follows:

	December 31, 2019				December 31, 2018
Expiry Date	Options	Exercise Price		Intrinsic Value	Options	Exercise Price	Intrinsic Value

April 18, 2019	-	$		$-	200,000	$0.030	$0.005
May 21, 2019	-	$		$-	500,000	$0.015	$0.020
July 25, 2019	-	$		$-	1,000,000	$0.015	$0.020
August 1, 2019	-	$		$-	1,250,000	$0.015	$0.020
January 30, 2020	-	$		$-	2,400,000	$0.015	$0.020
May 29, 2020	-	$		$-	560,000,200	$0.002	$0.033
May 30, 2020	10,000,000		$0.035	$-	-	$-	$-
July 1, 2021	4,365,001,300		$0.002	$0.015	4,390,001,300	$0.002	$0.033
November 27, 2022	7,200,000		$0.015	$0.002	7,200,000	$0.015	$0.020
January 31, 2023	40,500,000		$0.015	$0.002	47,000,000	$0.015	$0.020
June 13, 2023	5,000,000		$0.015	$0.002	5,000,000	$0.015	$0.020
October 1, 2023	300,000		$0.050	$-	300,000	$0.050	$-
February 3, 2024	10,000,000		$0.035	$-	-	$-	$-
March 14, 2024	9,150,000		$0.035	$-	-	$-	$-
April 12, 2024	560,000,200		$0.002	$0.015	-	$-	$-
April 12, 2024	4,150,000		$0.015	$0.002	-	$-	$-
April 12, 2024	200,000		$0.030	$-	-	$-	$-
May 6, 2024	13,000,000		$0.035	$-	-	$-	$-
May 17, 2024	40,000,000		$0.050	$-	-	$-	$-
May 17, 2024	27,900,000		$0.035	$-	-	$-	$-
June 17, 2024	5,000,000		$0.050	$-	-	$-	$-
June 17, 2024	5,000,000		$0.035	$-	-	$-	$-
August 16, 2024	2,500,000		$0.050	$-	-	$-	$-
September 6, 2024	1,000,000		$0.050	$-	-	$-	$-
September 17, 2024	5,000,000		$0.035	$-	-	$-	$-
October 3, 2024	3,500,000		$0.035	$-	-	$-	$-
October 24, 2024	2,000,000		$0.035	$-	-	$-	$-
December 11, 2024	120,000,000		$0.015	$0.002	-	$-	$-
Total	5,236,401,500		$0.003	$0.014	5,014,851,500	$0.002	$0.033
Weighted Average Remaining Contractual Life		1.96				2.40

	December 31, 2018			December 31, 2017
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value

April 18, 2019	200,000	$0.030	$0.005	-	-	$-
May 21, 2019	500,000	$0.015	$0.020	500,000	$0.030	$0.01
July 25, 2019	1,000,000	$0.015	$0.020	1,000,000	$0.015	$0.025
August 1, 2019	1,250,000	$0.015	$0.020	1,250,000	$0.015	$0.025
January 30, 2020	2,400,000	$0.015	$0.020	2,400,000	$0.015	$0.025
May 29, 2020	560,000,200	$0.002	$0.033	560,000,200	$0.002	$0.038
July 1, 2021	4,390,001,300	$0.002	$0.033	4,390,001,300	$0.002	$0.038
November 27, 2022	7,200,000	$0.015	$0.020	8,700,000	$0.015	$0.025
January 31, 2023	47,000,000	$0.015	$0.020	-	$-	$-
June 13, 2023	5,000,000	$0.015	$0.020	-	$-	$-
October 1, 2023	300,000	$0.050	$-	-	$-	$-
Total	5,014,851,500	$0.002	$0.033	4,963,851,500	$0.002	$0.038
Weighted Average Remaining Contractual Life		2.40			3.38

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	June 30, 2020	December 31, 2019

Risk-free interest rate	0.38%	1.84%
Expected life	4.9 Years	5 years
Expected dividends	0%	0%
Expected volatility	320%	306%
Forfeiture rate	0	0%

The fair value of the stock options granted and vested was allocated as follows:

	December 31, 2019	December 31, 2018

Product development expense	$1,243,644	$186,476
Professional expense	392,677	401,151
Selling, general and administrative expenses	1,244,636	993,716
Interest	3,243,812	—

	$6,124,769	$1,581,343

	December 31, 2018	December 31, 2017

Product development expense	$186,476	$66,800
Professional expense	401,151	52,492
Selling, general and administration expenses:	993,716	80,938

	$1,581,343	$200,230

Schedule of Fair Value of Stock Options Granted-Allocation

	Three Months Ended June 30, 2020	Three Months Ended June 30, 2019	Six Months Ended June 30, 2020	Six Months Ended June 30, 2019

Interest expense	$—	$1,085,371	$—	$1,085,371
Product development	18,725	1,047,981	18,804	1,048,318
Professional	391,843	193,485	391,843	392,677
General, selling and administration	—	541,209	—	805,865

	$410,568	$2,868,046	$410,647	$3,332,231

Schedule Of Stock Based Compensation Expense

	December 31, 2019	December 31, 2018

Risk-free interest rate	1.84%	2.52%
Expected life	5 years	5 years
Expected dividends	0%	0%
Expected volatility	306%	309%
Forfeiture rate	0%	0%

	December 31, 2018	December 31, 2017

Risk-free interest rate	2.52%	2.34%
Expected life	5 years	5 years
Expected dividends	0%	0%
Expected volatility	309%	330%
Forfeiture rate	0%	0%